Note 18 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other current liabilities [text block]
	December 31, 2020	December 31, 2019
Trade payables	$31,262	$23,984
Trade related accruals	18,635	12,314
Payroll and related benefits	21,427	19,059
Environmental duty	2,156	1,483
Other accrued liabilities	2,522	2,283
	$76,002	$59,123